GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Apr. 20, 2023	Jan. 01, 2022	Sep. 30, 2022	Oct. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Cash								$ 73,648
Working capital	$ 807,614					$ 807,614		6,602,004
Notes payable								2,920,000
Proceeds from public offering	4,940,000	$ 4,940,000				6,000,000
Gross proceeds							$ 4,420,000	4,820,000
Accumulated deficit	9,127,295				102,064	9,127,295		3,902,456
Cash	1,506,028				78,877	1,506,028		73,648
Related Party [Member]
Notes payable	1,032,512				$ 0	1,032,512		2,920,000
Bridge Loan [Member]
Gross proceeds				$ 444,000
Original issue discount, rate				10.00%
Original issue discount				$ 44,000
Original issue discount, description				equal to 100% of the original principal amount of the Notes
Trio LLC [Member]
Proceeds from public offering								$ 2,000,000.0
Maximum [Member]
Warrant shares of outstanding percentage								50.00%
Six Investors [Member]
Conversion of stock shares converted1			$ 4,500,000
Principal amount			$ 4,500,000
Three Investors [Member]
Principal amount	$ 440,000					$ 440,000
December 1, 2022 [Member]
Notes payable								$ 3,700,000